Fair Value Measurements - Schedule of Balances of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Securities available for sale:
Securities available-for-sale	$ 52,563	$ 54,090	[1]	$ 42,604
Securities available-for-sale including certificate of deposit		59,825		42,604
Mortgage servicing rights	590	658	[1]	596
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	2,689	2,806		2,897
Certificates of Deposit
Securities available for sale:
Securities available-for-sale		5,735		2,238
Corporate Bonds
Securities available for sale:
Securities available-for-sale	7,003	3,945
US Government Agencies
Securities available for sale:
Securities available-for-sale	25,677	21,288		16,965
State and Municipal Obligations
Securities available for sale:
Securities available-for-sale	19,883	28,857		23,401
Cash and Cash Equivalents
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	3	3		4
Fixed Income Funds
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	1,071	1,119		1,139
Equity Funds
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	1,615	1,684		1,754
Fair Value, Inputs, Level 1
Securities available for sale:
Securities available-for-sale	1,597	1,216		845
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	2,689	2,806		2,897
Fair Value, Inputs, Level 1 | US Government Agencies
Securities available for sale:
Securities available-for-sale	1,597	1,216		845
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	3	3		4
Fair Value, Inputs, Level 1 | Fixed Income Funds
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	1,071	1,119		1,139
Fair Value, Inputs, Level 1 | Equity Funds
Defined benefit plan assets:
Defined Benefit Plan Fair Value Of Plan Assets	1,615	1,684		1,754
Fair Value, Inputs, Level 2
Securities available for sale:
Securities available-for-sale	45,463	48,929		41,759
Securities available-for-sale including certificate of deposit		54,416
Fair Value, Inputs, Level 2 | Certificates of Deposit
Securities available for sale:
Securities available-for-sale		5,487		2,238
Fair Value, Inputs, Level 2 | Corporate Bonds
Securities available for sale:
Securities available-for-sale	1,500
Fair Value, Inputs, Level 2 | US Government Agencies
Securities available for sale:
Securities available-for-sale	24,080	20,072		16,120
Fair Value, Inputs, Level 2 | State and Municipal Obligations
Securities available for sale:
Securities available-for-sale	19,883	28,857		23,401
Fair Value, Inputs, Level 3
Securities available for sale:
Securities available-for-sale	5,503	3,945
Securities available-for-sale including certificate of deposit		4,193
Mortgage servicing rights	590	658		$ 596
Fair Value, Inputs, Level 3 | Certificates of Deposit
Securities available for sale:
Securities available-for-sale		248
Fair Value, Inputs, Level 3 | Corporate Bonds
Securities available for sale:
Securities available-for-sale	$ 5,503	$ 3,945

[1]	Derived from Audited December 31, 2015 Financial Statements